Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Disclosure Text Block [Abstract]
Schedule Of Consolidated Subsidiary
The Company's consolidated subsidiaries are as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

CASA Montalvo Holdings, Inc.	California	April 4, 2011	100%

Montalvo Imports LLC	Delaware	August 9, 2012	100%

The Company’s consolidated subsidiary and/or entity is as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

CASA Montalvo Holdings, Inc.	The State of California	April 4, 2011	100%

Montalvo Imports LLC	The State of Delaware	August 9, 2012	100%